Other Intangible Assets (Details) - USD ($) $ in Millions	1 Months Ended	2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended	12 Months Ended
	May. 31, 2015	Feb. 17, 2012	Sep. 30, 2015	Mar. 31, 2015	Apr. 27, 2012	Jul. 02, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization of Intangible Assets							$ 353	$ 207	$ 60
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months							354
Finite-Lived Intangible Assets, Amortization Expense, Year Two							354
Finite-Lived Intangible Assets, Amortization Expense, Year Three							354
Finite-Lived Intangible Assets, Amortization Expense, Year Four							354
Finite-Lived Intangible Assets, Amortization Expense, Year Five							354
Contractual customer relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross							10,632	10,761
Finite-Lived Intangible Assets, Accumulated Amortization							$ (663)	$ (310)
Access Midstream Partners Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles				$ (168)
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life						30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension						17 years
Eagle Ford Gathering System [Member]
Finite-Lived Intangible Assets [Line Items]
Business Combination, Provisional Information, Initial Accounting Incomplete, Adjustment, Intangibles			$ (20)
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Finite-Lived Intangibles	$ 32
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension	10 years
Laser Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life		30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension		9 years
Caiman Acquisition [Member]
Finite-Lived Intangible Assets [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life					30 years
Acquired Finite-lived Intangible Asset, Weighted-Average Period before Renewal or Extension					18 years